UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01316

Security Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Mid Cap Growth Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

SBMCG-SEMI-0313X0913

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 28, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for the Mid Cap Growth Fund (the “Fund”). The Fund’s A-Class ticker symbol is SECUX.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC, is the distributor of the Fund. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

This report covers performance of the Fund for the six-month period ended March 28, 2013.

An Economic and Market Overview follows this letter, and then the Fund Profile for the Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2013

Read the fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risk. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	March 28, 2013

Recent economic results have been solid, powered by the monetary accommodation from central banks around the world. The U.S. Federal Reserve has signaled that it is likely to continue with its asset purchase program throughout 2013 in an effort to combat long-term structural unemployment. This, coupled with rebound in the housing market, has provided a tailwind for the economy. The run-up in U.S. equity prices, with some major indices testing or exceeding their all-time highs, has also contributed to heightened expectations about the economy and markets. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

Following Congress’ New Year’s reprieve on the Fiscal Cliff, markets turned their attention to the impact of sequestration, as well as ongoing tax and spending debates. Despite some uncertainty created by recent political bipartisanship in Washington, the U.S. economy seems to be on firm footing. Construction spending has been rising, state and local employment has been contributing to GDP and employment growth has been fairly strong. Investors have benefited from the themes that have dominated the environment since the recovery began: tighter credit spreads, low interest rates, improving employment, modest inflation and sustained economic growth. Moreover, the U.S. economic expansion has withstood recent less-than-favorable Chinese economic data and Europe’s continued growth problems and banking crises in certain periphery countries.

For the six-month period ended March 28, 2013, the Standard & Poor’s 500® (the “S&P 500”) Index*, which is generally regarded as an indicator of the broad U.S. stock market, returned 10.19%. Foreign developed markets performed in a comparable manner: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 12.04%. The return of the MSCI Emerging Markets Index* was 3.87%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 0.09% return for the period, while the Barclays U.S. High Yield Index* returned 6.28%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500®Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2012 and ending March 28, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 28, 2013	Period[2]
Table 1. Based on actual Fund return[3]

Mid Cap Growth Fund
A-Class	1.50%	8.74%	$1,000.00	$1,087.40	$7.68
B-Class	2.68%	8.10%	1,000.00	1,081.00	13.68
C-Class	2.36%	8.28%	1,000.00	1,082.80	12.05
Institutional Class	1.28%	8.86%	1,000.00	1,088.60	6.56

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 31, 2013	Period[4]
Table 2. Based on hypothetical 5% return (before expenses)[5]

Mid Cap Growth Fund
A-Class	1.50%	5.00%	$1,000.00	$1,017.45	$7.54
B-Class	2.68%	5.00%	1,000.00	1,011.57	13.44
C-Class	2.36%	5.00%	1,000.00	1,013.16	11.85
Institutional Class	1.28%	5.00%	1,000.00	1,018.55	6.44

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2012 to March 28, 2013.
[4]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period).
[5]	Hypothetical return for the period September 30, 2012 to March 31, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	March 28, 2013

MID CAP GROWTH FUND

OBJECTIVE: Seeks capital appreciation.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 17, 1969
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
iShares Russell Midcap Growth Index Fund	5.3%
Financial Select Sector SPDR Fund	3.9%
Industrial Select Sector SPDR Fund	2.7%
Covidien plc	2.3%
Jarden Corp.	2.1%
Discover Financial Services	2.1%
Union Pacific Corp.	2.0%
Alliance Data Systems Corp.	1.9%
Eastman Chemical Co.	1.8%
Juniper Networks, Inc.	1.7%
Top Ten Total	25.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
MID CAP GROWTH FUND

	Shares	Value

COMMON STOCKS† - 83.0%

CONSUMER DISCRETIONARY - 21.1%
Jarden Corp.*	37,043	$1,587,271
Wyndham Worldwide Corp.	17,120	1,103,897
Discovery Communications, Inc. — Class A*	12,900	1,015,746
Bed Bath & Beyond, Inc.*	15,660	1,008,817
Priceline.com, Inc.*	1,445	994,059
Dick’s Sporting Goods, Inc.	20,750	981,475
Starwood Hotels & Resorts Worldwide, Inc.	15,250	971,883
AutoZone, Inc.*	2,350	932,410
Las Vegas Sands Corp.	15,650	881,878
BorgWarner, Inc.*	11,250	870,075
Coach, Inc.	16,700	834,833
Wynn Resorts Ltd.	6,288	787,006
Omnicom Group, Inc.	12,730	749,797
Tractor Supply Co.	7,200	749,736
Urban Outfitters, Inc.*	18,050	699,257
Penn National Gaming, Inc.*	11,695	636,559
VF Corp.	3,200	536,800
Scripps Networks Interactive, Inc. — Class A	4,600	295,964
Total Consumer Discretionary		15,637,463
Information Technology - 17.3%
Alliance Data Systems Corp.*	8,555	1,384,969
Juniper Networks, Inc.*	69,700	1,292,238
Yahoo!, Inc.*	51,000	1,200,030
Citrix Systems, Inc.*	15,750	1,136,520
IAC/InterActiveCorp	23,078	1,031,125
Intuit, Inc.	15,310	1,005,102
Broadcom Corp. — Class A	27,050	937,823
Adobe Systems, Inc.*	19,920	866,719
Nuance Communications, Inc.*	39,465	796,404
Cadence Design Systems, Inc.*	54,280	756,120
NetApp, Inc.*	21,700	741,272
Avago Technologies Ltd.	18,890	678,529
Informatica Corp.*	10,900	375,723
Teradata Corp.*	6,175	361,299
F5 Networks, Inc.*	2,850	253,878
Total Information Technology		12,817,751
Health Care - 12.2%
Covidien plc	25,450	1,726,528
Cooper Companies, Inc.	10,660	1,150,001
Perrigo Co.	9,100	1,080,442
Cerner Corp.*	8,750	829,063
Teva Pharmaceutical Industries Ltd. ADR	16,915	671,187
Alexion Pharmaceuticals, Inc.*	6,850	631,159
Agilent Technologies, Inc.	13,820	580,025
Mylan, Inc.*	16,800	486,192
Regeneron Pharmaceuticals, Inc.*	2,635	464,814
CareFusion Corp.*	11,950	418,131
Vertex Pharmaceuticals, Inc.*	7,400	406,852
Thermo Fisher Scientific, Inc.	5,000	382,450
Illumina, Inc.*	4,000	216,000
Total Health Care		9,042,844
Industrials - 12.2%
Union Pacific Corp.	10,624	1,512,964
Triumph Group, Inc.	16,279	1,277,902
AMETEK, Inc.	27,219	1,180,215
Dover Corp.	15,200	1,107,776
Hubbell, Inc. — Class B	10,750	1,043,932
Precision Castparts Corp.	4,060	769,857
IHS, Inc. — Class A*	7,080	741,418
Cummins, Inc.	6,400	741,184
Stanley Black & Decker, Inc.	5,220	422,663
Joy Global, Inc.	3,680	219,034
Total Industrials		9,016,945
Materials - 6.8%
Eastman Chemical Co.	18,550	1,296,088
Airgas, Inc.	11,150	1,105,634
FMC Corp.	17,700	1,009,431
Ashland, Inc.	8,800	653,840
Ball Corp.	13,034	620,158
CF Industries Holdings, Inc.	1,650	314,111
Total Materials		4,999,262
Energy - 6.0%
Oil States International, Inc.*	13,525	1,103,235
Ensco plc — Class A	17,900	1,074,000
Concho Resources, Inc.*	8,350	813,540
Dresser-Rand Group, Inc.*	10,800	665,928
Pioneer Natural Resources Co.	3,850	478,363
Energy XXI Bermuda Ltd.	11,693	318,283
Total Energy		4,453,349
Financials - 5.5%
Discover Financial Services	33,890	1,519,628
KeyCorp	96,700	963,132
T. Rowe Price Group, Inc.	12,300	920,901
MetLife, Inc.	17,206	654,172
Total Financials		4,057,833
Consumer Staples - 1.9%
McCormick & Company, Inc.	11,780	866,419
Whole Foods Market, Inc.	6,600	572,550
Total Consumer Staples		1,438,969
Total Common Stocks
(Cost $55,976,501)		61,464,416

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013

	Shares	Value

EXCHANGE TRADED FUNDS† - 11.9%
iShares Russell Midcap Growth Index Fund	56,535	$3,950,100
Financial Select Sector SPDR Fund	157,750	2,869,473
Industrial Select Sector SPDR Fund	47,700	1,990,521
Total Exchange Traded Funds
(Cost $7,754,569)		8,810,094
Total Investments - 94.9%
(Cost $63,731,070)		$70,274,510
Other Assets & Liabilities, net - 5.1%		3,774,518
Total Net Assets - 100.0%		$74,049,028

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
ADR — American Depositary Receipt
plc — Public Limited Company

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID CAP GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $63,731,070)	$70,274,510
Cash	3,759,087
Prepaid expenses	35,776
Receivables:
Securities sold	1,444,837
Dividends	40,328
Fund shares sold	6,509
Total assets	75,561,047
Liabilities:
Payable for:
Securities purchased	1,372,628
Management fees	47,557
Fund shares redeemed	24,525
Distribution and service fees	20,053
Transfer agent/maintenance fees	10,995
Directors’ fees*	10,552
Fund accounting/administration fees	6,024
Miscellaneous	19,685
Total liabilities	1,512,019
Net assets	$74,049,028
Net assets consist of:
Paid in capital	$72,824,291
Accumulated net investment loss	(641,403)
Accumulated net realized loss on investments	(4,677,300)
Net unrealized appreciation on investments	6,543,440
Net assets	$74,049,028
A-Class:
Net assets	$67,460,137
Capital shares outstanding	1,704,212
Net asset value per share	$39.58
Maximum offering price per share
(Net asset value divided by 95.25%)	$41.55
B-Class:
Net assets	$2,409,446
Capital shares outstanding	83,533
Net asset value per share	$28.84
C-Class:
Net assets	$4,168,470
Capital shares outstanding	124,521
Net asset value per share	$33.48
Institutional Class:
Net assets	$10,975
Capital shares outstanding	277
Net asset value per share	$39.69

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Dividends	$483,718
Interest	572
Total investment income	484,290

Expenses:
Management fees	271,283
Transfer agent/maintenance fees
A-Class	71,301
B-Class	8,087
C-Class	6,916
Institutional Class	13
Distribution and service fees:
A-Class	82,019
B-Class	12,428
C-Class	21,156
Fund accounting/administration fees	34,362
Registration fees	35,404
Custodian fees	2,136
Directors’ fees*	4,174
Miscellaneous	26,478
Total expenses	575,757
Net investment loss	(91,467)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,663,203
Net realized gain	4,663,203
Net change in unrealized appreciation (depreciation) on:
Investments	1,499,800
Net change in unrealized appreciation (depreciation)	1,499,800
Net realized and unrealized gain	6,163,003
Net increase in net assets resulting from operations	$6,071,536

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Year Ended
	2013	September 30,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(91,467)	$(656,544)
Net realized gain on investments	4,663,203	9,292,930
Net change in unrealized appreciation (depreciation) on investments	1,499,800	9,689,391
Net increase in net assets resulting from operations	6,071,536	18,325,777

Capital share transactions:
Proceeds from sale of shares
A-Class	2,212,705	4,265,530
B-Class	14,016	185,289
C-Class	241,669	402,213
Institutional Class	—	10,000 *
Cost of shares redeemed
A-Class	(6,069,124)	(17,675,106)
B-Class	(503,330)	(1,396,475)
C-Class	(750,713)	(1,219,026)
Institutional Class	—	— *
Net decrease from capital share transactions	(4,854,777)	(15,427,575)
Net increase in net assets	1,216,759	2,898,202

Net assets:
Beginning of period	72,832,269	69,934,067
End of period	$74,049,028	$72,832,269
Accumulated net investment loss at end of period	$(641,403)	$(549,936)

Capital share activity:
Shares sold
A-Class	59,907	139,809
B-Class	507	6,985
C-Class	7,642	13,856
Institutional Class	—	277 *
Shares redeemed
A-Class	(162,360)	(515,938)
B-Class	(18,520)	(55,540)
C-Class	(23,669)	(42,820)
Institutional Class	—	— *
Net decrease in shares	(136,493)	(453,371)

* Since commencement of operations: March 1, 2012.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
A-Class	2013[a]	2012	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$36.40	$28.67	$29.44	$26.16	$25.84	$44.44
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.25)	(.24)	(.24)	(.20)	(.20)
Net gain (loss) on investments (realized and unrealized)	3.21	7.98	(.53)	3.52	.72	(9.84)
Total from investment operations	3.18	7.73	(.77)	3.28	.52	(10.04)
Less distributions from:
Net realized gains	—	—	—	—	(.20)	(8.56)
Total distributions	—	—	—	—	(.20)	(8.56)
Net asset value, end of period	$39.58	$36.40	$28.67	$29.44	$26.16	$25.84

Total Return[c]	8.74%	26.96%	(2.62%)	12.54%	2.32%	(26.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,460	$65,767	$62,575	$71,858	$71,985	$71,655
Ratios to average net assets:
Net investment loss	(0.16%)	(0.74%)	(0.72%)	(0.85%)	(0.99%)	(0.63%)
Total expenses[d]	1.50%	1.62%	1.49%	1.67%	1.78%	1.50%
Portfolio turnover rate	67%	149%	157%	133%	138%	191%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
B-Class	2013[a]	2012	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$26.68	$21.30	$22.04	$19.72	$19.68	$36.36
Income (loss) from investment operations:
Net investment loss[b]	(.18)	(.52)	(.37)	(.32)	(.28)	(.36)
Net gain (loss) on investments (realized and unrealized)	2.34	5.90	(.37)	2.64	.52	(7.76)
Total from investment operations	2.16	5.38	(.74)	2.32	.24	(8.12)
Less distributions from:
Net realized gains	—	—	—	—	(.20)	(8.56)
Total distributions	—	—	—	—	(.20)	(8.56)
Net asset value, end of period	$28.84	$26.68	$21.30	$22.04	$19.72	$19.68

Total Return[c]	8.10%	25.26%	(3.36%)	11.76%	1.61%	(26.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,409	$2,710	$3,197	$4,537	$7,454	$7,711
Ratios to average net assets:
Net investment loss	(1.34%)	(2.08%)	(1.50%)	(1.60%)	(1.73%)	(1.40%)
Total expenses[d]	2.68%	2.95%	2.26%	2.42%	2.53%	2.26%
Portfolio turnover rate	67%	149%	157%	133%	138%	191%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	September 30,	September 30,	September 30,	September 30,
C-Class	2013[a]	2012	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$30.92	$24.55	$25.40	$22.76	$22.68	$40.44
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.46)	(.42)	(.40)	(.32)	(.40)
Net gain (loss) on investments (realized and unrealized)	2.72	6.83	(.43)	3.04	.60	(8.80)
Total from investment operations	2.56	6.37	(.85)	2.64	.28	(9.20)
Less distributions from:
Net realized gains	—	—	—	—	(.20)	(8.56)
Total distributions	—	—	—	—	(.20)	(8.56)
Net asset value, end of period	$33.48	$30.92	$24.55	$25.40	$22.76	$22.68

Total Return[c]	8.28%	25.95%	(3.35%)	11.60%	1.58%	(26.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,168	$4,346	$4,162	$5,339	$5,622	$6,452
Ratios to average net assets:
Net investment loss	(1.03%)	(1.57%)	(1.48%)	(1.60%)	(1.74%)	(1.40%)
Total expenses[d]	2.36%	2.45%	2.25%	2.43%	2.54%	2.26%
Portfolio turnover rate	67%	149%	157%	133%	138%	191%

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[e]
Per Share Data
Net asset value, beginning of period	$36.46	$36.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.08)
Net gain on investments (realized and unrealized)	3.22	.38
Total from investment operations	3.23	.30
Net asset value, end of period	$39.69	$36.46

Total Return[c]	8.86%	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$10
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.41%)
Total expenses[d]	1.28%	1.37%
Portfolio turnover rate	67%	149%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire fiscal year of the Fund, not since commencement of operations for the class.
[f]	Per share amounts for years ended September 30, 2008 – September 30, 2010 and the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Security Mid Cap Growth Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-ended management investment company. The Trust is authorized to issue an unlimited number of shares.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class Shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (the “NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011 the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 28, 2013, the Trust consisted of the Mid Cap Growth Fund (the “Fund”).

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Fund. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Fund. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter to the Fund. GI, RFS and GDL are affiliated entities.

Significant Accounting Policies

Since March 28, 2013 represents the last day during the Fund’s semi-annual period on which the New York Stock Exchange (“NYSE”) was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (NYSE) or American Stock Exchange are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Exchange Traded Funds are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 28, 2013, there were no earnings credits received.

F. Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/ or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Fees and other transactions with affiliates

Management fees are paid monthly to GI, based on the following rate:

Management Fees (as a % of net assets)
Mid Cap Growth Fund	0.75%

GI also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, GI receives the following:

Fund Accounting/
Administrative Fees
(as a % of net assets)
Mid Cap Growth Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Fund. Effective February 1, 2012, transfer agent fees were assessed to the applicable class of each Fund in which they were incurred. Prior to February 1, 2012, transfer agent fees were aggregated by the Fund and allocated based on the daily net assets of each class of the Fund:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The Fund has adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class shares and 1.00% of the average daily net assets of B-Class and C-Class shares.

During the period ended March 28, 2013, GDL retained sales charges of $50,861 relating to sales of A-Class shares of the Fund.

Certain officers and directors of the Fund are also officers and/or directors of GI, RFS and GDL.

At March 28, 2013, GI and its subsidiaries owned over five percent of the outstanding shares of the Fund, as follows:

Percent of
outstanding
Fund	shares owned
Mid Cap Growth Fund	5%

3. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken on Federal income tax returns for all open tax years (fiscal years 2009–2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

One of the more prominent changes addresses capital loss carry forwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carry forwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 28, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain
Mid Cap Growth Fund	$64,409,808	$6,961,001	$(1,096,299)	$5,864,702

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets at March 28, 2013:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Mid Cap Growth Fund	$70,274,510	$—	$—	$70,274,510

For the period ended March 28, 2013, there were no transfers between levels.

5. Securities Transactions

For the period ended March 28, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Mid Cap Growth Fund	$45,872,446	$50,408,750

6. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivates,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

7. Subsequent Event

Name Change

At a meeting held on April 24, 2013, the Board of Directors of the Fund approved the following changes with respect to the Mid Cap Growth Fund, each effective on April 30, 2013:

•	a change to the Fund’s name to Guggenheim StylePlus Mid Growth Fund;

•	changes to the Fund’s principal investment strategies, including the removal of the Fund’s non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“1940 Act”);

•	replacement of the Fund’s portfolio managers with a new portfolio management team; and
•	removal of the non-fundamental policies relating to options and short sales.

The changes to the Fund discussed above became effective on April 30, 2013. For more information, please refer to the Fund’s prospectus

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change should not result in any material change to the day-to-day management or operations of the fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors

Harry W. Craig, Jr.** (05-11-39) 2004

Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC.

Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company

Jerry B. Farley** (09-20-46) 2005	Current: President, Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare

Donald C. Cacciapaglia* (07-01-51) 2012 (President)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010

*	This Director is deemed to be an “interested person” of the Fund under the 1940 Act, as amended, by reason of his position with the Fund’s Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the Fund.
**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Fund.
***	Each Director oversees 32 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Mark P. Bronzo (11-01-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts, LLC (2003–2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust

Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell (08-24-64) Vice President - 2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

Joseph C. O’Connor (07-15-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

Daniel W. Portanova (10-02-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003–2008)

James P. Schier (12-28-57) Vice President - 1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

David G. Toussaint (10-10-66) Vice President - 2005	Current: Portfolio Manager, Security Investors, LLC Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005–2009)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Mid Cap Growth Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 5, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	June 5, 2013

* Print the name and title of each signing officer under his or her signature.